Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	PARKWAY PROPERTIES INC
Entity Central Index Key	0000729237
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012